General (Narrative) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Disclosure Of General Information [Abstract]
Accumulated deficit	$ 46,127	$ 36,971	$ 26,715